Trade Accounts Payable - Schedule of Trade Accounts Payable (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Dec. 31, 2025
Domestic
Commodities		$ 1,701,805	$ 2,404,646
Materials and services		3,212,019	3,288,007
Finished products		101,456	89,482
Present value adjustment		(8,990)	(8,152)
Total domestic commodities		5,006,290	5,773,983
Foreign
Commodities		609	18,270
Materials and services		446,048	403,491
Finished products		370	2,356
Total Foreign commodities		447,027	424,117
Total trade accounts payable		5,453,317	6,198,100
Supplier financing (1)
Domestic	[1]	1,150,595	1,128,538
Foreign	[1]	5,933	5,921
Total supplier financing	[1]	1,156,528	1,134,459
Total		$ 6,609,845	$ 7,332,559

[1]	The Group engage in supply chain financing transactions with top-tier financial institutions for domestic suppliers. It is important to emphasize that, apart from a non-significant extension of payment terms, there were no operational or commercial changes to the process. The supply chain financing transaction does not impact the prices charged by suppliers, maintaining the same pricing structure as before the transaction. Additionally, this operation does not impose any financial burden on the Company and its subsidiaries, as all financial costs are borne by the suppliers.